Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025
UVA Unconstrained Medium-Term Fixed Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	(0.17%)	1.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.67%